DIRECTORS LOAN (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
DIRECTORS LOAN (Details)
Interest on loan	$ 101,274	$ 126,685	$ 100,000
Amortization of transaction costs	136,942	102,554	74,642
Total	$ 238,216	$ 229,239	$ 174,642